Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2018	December 31, 2017
Raw materials	$46,009	$-
Finished goods	251,869	1,309,830
Installation projects in process	67,602	272,671
	$365,480	$1,582,501